Loans, Impaired Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Disclosure of loans at amortized cost

(a)	Loans at amortized cost

	IFRS 9			IAS 39
	2018(1)			2017
As at October 31 ($ millions)	Gross loans	Allowance for credit losses	Net carrying amount	Gross loans	Allowance for credit losses	Net carrying amount
Residential mortgages	$253,357	$678	$252,679	$236,916	$551	$236,365
Personal loans	96,019	2,109	93,910	89,227	1,502	87,725
Credit cards	16,485	1,213	15,272	14,104	802	13,302
Business and government	191,038	1,065	189,973	168,449	1,472	166,977
Total	$556,899	$5,065	$551,834	$508,696	$4,327	$504,369

(1)	The amounts for year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior year amounts have not been restated (refer to Notes 3 and 4)

Schedule of Loans and Acceptances Outstanding by Geography
(b)	Loans and acceptances outstanding by geography(1)

As at October 31 ($ millions)	2018	2017
Canada:
Residential mortgages	$213,083	$205,793
Personal loans	72,935	64,295
Credit cards	7,361	13,495
Business and government	57,918	52,935
	351,297	336,518
United States:
Personal loans	1,193	1,228
Business and government	40,613	35,702
	41,806	36,930
Mexico:
Residential mortgages	7,651	6,911
Personal loans	3,298	3,064
Credit cards	674	520
Business and government	15,399	13,635
	27,022	24,130
Chile:
Residential mortgages	15,313	7,302
Personal loans	6,023	3,587
Credit cards	2,592	1,744
Business and government	19,876	10,109
	43,804	22,742
Peru:
Residential mortgages	2,947	2,735
Personal loans	3,888	3,682
Credit cards	1,575	1,410
Business and government	11,707	10,617
	20,117	18,444
Colombia:
Residential mortgages	2,189	1,999
Personal loans	3,138	1,845
Credit cards	2,255	1,746
Business and government	3,996	3,838
	11,578	9,428
Other International:
Residential mortgages	12,174	12,176
Personal loans	5,544	4,471
Credit cards	2,028	2,244
Business and government	41,529	41,613
	61,275	60,504
Total loans	556,899	508,696
Acceptances(2)	16,329	13,560
Total loans and acceptances(3)	573,228	522,256
Allowance for credit losses(4)	(5,073)	(4,327)
Total loans and acceptances net of allowances for loan losses	$568,155	$517,929

(1)	Geographic segmentation is based on the location of the property for residential mortgages; otherwise, the residence of the borrower.
(2)	1.6% of borrowers reside outside Canada.
(3)

Loans and acceptances denominated in US dollars were $107,944 (2017 – $100,452), in Chilean pesos $37,515 (2017 – $17,824), Mexican pesos $21,561 (2017 – $18,857), and in other foreign currencies $49,223 (2017 – $44,176).

(4)	Allowance for credit losses for the year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior year amount have not been restated (refer to Notes 2, 3, 4).

Schedule of Loans Maturities
(c)	Loan maturities

As at October 31, 2018	Remaining term to maturity						Rate sensitivity
($ millions)	Within one year	One to five years	Five to ten years	Over ten years	No specific maturity	Total	Floating	Fixed rate	Non-rate sensitive	Total
Residential mortgages	$49,762	$180,563	$10,326	$11,040	$1,666	$253,357	$59,351	$191,802	$2,204	$253,357
Personal loans	17,422	35,050	4,775	693	38,079	96,019	37,003	58,007	1,009	96,019
Credit cards	–	–	–	–	16,485	16,485	5,334	11,151	–	16,485
Business and government	85,090	91,595	7,378	773	6,202	191,038	138,510	50,606	1,922	191,038
Total	$152,274	$307,208	$22,479	$12,506	$62,432	$556,899	$240,198	$311,566	$5,135	$556,899
Allowance for credit losses	–	–	–	–	(5,065)	(5,065)	–	–	(5,065)	(5,065)
Total loans net of allowance for credit losses	$152,274	$307,208	$22,479	$12,506	$57,367	$551,834	$240,198	$311,566	$70	$551,834

As at October 31, 2017	Remaining term to maturity						Rate sensitivity
($ millions)	Within one year	One to five years	Five to ten years	Over ten years	No specific maturity	Total	Floating	Fixed rate	Non-rate sensitive	Total
Residential mortgages	$45,462	$171,908	$9,098	$8,919	$1,529	$236,916	$56,862	$178,044	$2,010	$236,916
Personal loans	15,952	31,500	4,478	815	36,482	89,227	39,004	49,137	1,086	89,227
Credit cards	–	–	–	–	14,104	14,104	4,733	9,371	–	14,104
Business and government	77,724	80,124	4,597	760	5,244	168,449	119,515	47,162	1,772	168,449
Total loans	$139,138	$283,532	$18,173	$10,494	$57,359	$508,696	$220,114	$283,714	$4,868	$508,696
Allowance for credit losses	–	–	–	–	(4,327)	(4,327)	–	–	(4,327)	(4,327)
Total loans net of allowance for credit losses	$139,138	$283,532	$18,173	$10,494	$53,032	$504,369	$220,114	$283,714	$541	$504,369

Schedule of Impaired Loans
(d)	Impaired loans(1)(2)

	IFRS 9				IAS 39
	2018(4)				2017(3)
As at October 31 ($ millions)	Gross impaired loans(1)	Allowance for credit losses		Net	Gross impaired loans(1)	Allowance for credit losses		Net
Residential mortgages	$1,797	$360	(5)	$1,437	$1,445	$326	(5)	$1,119
Personal loans	1,069	644	(5)	425	1,067	1,040	(5)	27
Credit cards	–	–	(5)	–	543	543	(5)	–
Business and government	2,264	673	(6)	1,591	1,810	713	(6)	1,097
Total	$5,130	$1,677		$3,453	$4,865	$2,622	(7)	$2,243
By geography:
Canada	$999	381		618	$1,049
United States	80	25		55	140
Mexico	359	164		195	303
Peru	581	317		264	704
Chile	753	158		595	565
Colombia	619	159		460	462
Other International	1,739	473		1,266	1,642
Total	$5,130	1,677		3,453	$4,865

(1)	Interest income recognized on impaired loans during the year ended October 31, 2018 was $49 (2017 – $23).
(2)	Additional interest income of approximately $370 million would have been recorded if the above loans had not been classified as impaired (2017 – $363 million).
(3)

Excludes loans acquired under the Federal Deposit Insurance Corporation (FDIC) guarantee related to the acquisition of R-G Premier Bank of Puerto Rico. For loans where the guarantee has expired, the total amount of loans considered impaired is $59 for 2017.

(4)	Amounts for the year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior year amounts have not been restated (refer to Notes 2, 3 and 4).
(5)	Allowance for credit losses for residential mortgages, personal loans and credit card loans is assessed on a collective basis.
(6)	Allowance for credit losses for business and government loans is individually assessed.
(7)

A portion of the existing allowance for credit losses on impaired loans as at October 31, 2017, was reclassified against performing loans with the adoption of IFRS 9 effective November 1, 2017, to conform with current period presentation.

Summary of Key Macroeconomic Variables Used for Allowance for Credit Losses Calculations

The following table shows certain key macroeconomic variables used in modelling the allowance for credit losses for Stages 1 and 2. For the base case, optimistic and pessimistic scenarios, the projections are provided for the next 12 months and for the remaining forecast period, which represents a medium-term view.

	Base Case Scenario		Alternative Scenario – Optimistic		Alternative Scenario – Pessimistic
	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period

Canada
Real GDP growth, y/y % change	2.2	1.7	2.6	2.1	1.7	1.2
Unemployment rate, average %	5.9	5.9	5.7	5.0	6.2	6.8
Bank of Canada overnight rate target, average %	2.13	2.87	2.25	3.66	1.98	2.10
HPI – Housing Price Index, y/y % change	5.1	3.7	5.4	4.1	4.9	3.3
CPI – Consumer Price Index, y/y % change	2.7	2.1	2.7	2.6	2.7	1.5
USDCAD exchange rate, average	1.24	1.24	1.24	1.20	1.25	1.27

US
Real GDP growth, y/y % change	2.7	1.7	3.3	2.4	1.9	1.0
Unemployment rate, average %	4.0	4.1	3.7	3.2	4.3	5.0

Mexico
Real GDP growth, y/y % change	2.0	2.3	2.7	3.2	1.3	1.4
Unemployment rate, average %	3.7	4.2	3.5	3.4	4.0	4.9

Chile
Real GDP growth, y/y % change	3.9	3.5	5.0	4.8	2.7	2.3
Unemployment rate, average %	6.2	6.4	5.8	4.5	6.7	8.3

Peru
Real GDP growth, y/y % change	3.9	3.7	4.8	4.7	3.1	2.5
Unemployment rate, average %	6.3	6.1	5.7	4.5	6.8	7.7

Colombia
Real GDP growth, y/y % change	3.3	3.2	4.0	4.2	3.0	2.2
Unemployment rate, average %	9.1	8.8	8.7	7.4	9.3	10.0

Caribbean
Real GDP growth, y/y % change	4.0	4.1	5.2	5.4	2.8	2.9

Global
WTI oil price, average USD/bbl	71	67	75	84	67	54
Copper price, average USD/lb	2.91	3.11	2.98	3.44	2.84	2.84

Comparison Between the Allowance for Credit Losses for Financial Assets and ACL Under the Base, Optimistic and Pessimistic Scenarios

The table below provides a comparison between the reported Allowance for Credit Losses (ACL) for financial assets in Stage 1 and Stage 2, and the ACL under the base, optimistic and pessimistic scenarios for such assets.

	Reported under IFRS 9	Base case scenario	Optimistic scenario	Pessimistic scenario
ACL (Stage 1 and Stage 2)	3,475	3,467	3,345	3,618

Iimpact of Staging on the Bank's ACL
(i)(c)

The following table illustrates the impact of staging on the Bank’s ACL by comparing the allowance if all performing financial assets were in Stage 1 or if all such assets were in Stage 2 to the actual ACL recorded on these assets.

	Stage 1 and 2 ACL under IFRS 9	ACL – All performing loans in Stage 1	Impact of staging
Financial assets	3,475	3,022	(453)

	Stage 1 and 2 ACL under IFRS 9	ACL – All performing loans in Stage 2	Impact of staging
Financial assets	3,475	5,361	1,886

Schedule of Allowance for Credit Losses
(ii)	Allowance for credit losses on loans

	IFRS 9
($ millions)	Balance as at November 1, 2017	Provision for credit losses	Net write-offs	Other, including foreign currency adjustment	Balance as at October 31, 2018
Residential mortgages	$717	$104	$(123)	$(20)	$678
Personal loans	1,879	1,411	(1,166)	(15)	2,109
Credit cards	1,163	898	(854)	6	1,213
Business and government	1,261	166	(208)	(72)	1,147
	$5,020	$2,579	$(2,351)	$(101)	$5,147
Presented as:
Allowance for credit losses on loans	$4,920				$5,065
Allowance for credit losses on acceptances	16				8
Allowance for credit losses on off-balance sheet exposures	84				74

Allowance	for credit losses on loans

	IFRS 9
As at October 31, 2018 ($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$112	$206	$360	$678
Personal loans	578	887	644	2,109
Credit cards	401	812	–	1,213
Business and government	132	260	673	1,065
Total(1)	$1,223	$2,165	$1,677	$5,065

(1)	Excludes, allowance for credit losses for other financial assets including acceptances, investment securities, deposits with banks and off-balance sheet credit risks which amounted to $89.

The following table presents the changes to the allowance for credit losses on loans.

	IFRS 9
As at October 31, 2018 ($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of the year	$103	$214	$400	$717
Provision for credit losses
Remeasurement(1)	(131)	5	151	25
Newly originated or purchased financial assets	88	–	–	88
Derecognition of financial assets and maturities	(2)	(7)	–	(9)
Changes in models and methodologies	–	–	–	–
Transfer to (from):	–	–	–	–
Stage 1	77	(65)	(12)	–
Stage 2	(18)	106	(88)	–
Stage 3	–	(39)	39	–
Gross write-offs	–	–	(219)	(219)
Recoveries	–	–	96	96
Foreign exchange and other movements	(5)	(8)	(7)	(20)
Balance at end of year(2)	$112	$206	$360	$678
Personal loans
Balance at beginning of the year	$477	$802	$600	$1,879
Provision for credit losses
Remeasurement(1)	(670)	629	1,015	974
Newly originated or purchased financial assets	615	–	–	615
Derecognition of financial assets and maturities	(82)	(96)	–	(178)
Changes in models and methodologies	–	–	–	–
Transfer to (from):	–	–	–	–
Stage 1	453	(442)	(11)	–
Stage 2	(189)	284	(95)	–
Stage 3	(4)	(286)	290	–
Gross write-offs	–	–	(1,441)	(1,441)
Recoveries	–	–	275	275
Foreign exchange and other movements	(22)	(4)	11	(15)
Balance at end of year(2)	$578	$887	$644	$2,109
Credit cards
Balance at beginning of the year	$364	$799	$–	$1,163
Provision for credit losses
Remeasurement(1)	(276)	448	593	765
Newly originated or purchased financial assets	329	–	–	329
Derecognition of financial assets and maturities	(91)	(105)	–	(196)
Changes in models and methodologies	–	–	–	–
Transfer to (from):	–	–	–	–
Stage 1	259	(259)	–	–
Stage 2	(162)	162	–	–
Stage 3	(1)	(239)	240	–
Gross write-offs	–	–	(1,104)	(1,104)
Recoveries	–	–	250	250
Foreign exchange and other movements	(21)	6	21	6
Balance at end of year(2)	$401	$812	$–	$1,213
Business and government
Balance at beginning of the year	$178	$307	$760	$1,245
Provision for credit losses
Remeasurement(1)	(93)	6	264	177
Newly originated or purchased financial assets	322	–	–	322
Derecognition of financial assets and maturities	(108)	(164)	(68)	(340)
Changes in models and methodologies	3	14	–	17
Transfer to (from):	–	–	–	–
Stage 1	63	(58)	(5)	–
Stage 2	(187)	218	(31)	–
Stage 3	(2)	(30)	32	–
Gross write-offs	–	–	(276)	(276)
Recoveries	–	–	68	68
Foreign exchange and other movements	(3)	(2)	(69)	(74)
Balance at end of period including off-balance sheet exposures(2)	$173	$291	$675	$1,139
Less: Allowance for credits losses on off-balance sheet exposures(2)(3)	41	31	2	74
Balance at end of year(2)	$132	$260	$673	$1,065

(1)

Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.

(2)	Interest income on impaired loans for residential mortgages, personal loans, credit cards, and business and government loans totaled $370.
(3)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.
(4)	Allowance for credit losses on acceptances are recorded against the financial asset in the Consolidated Statement of Financial Position.
(5)	There are no accumulated credit losses on purchased or originated credit impaired loans.
(6)

During the year ended October 31, 2018, the contractual terms of certain financial assets were modified where the modification did not result in derecognition. The amortized cost of such loans that were modified in Stage 3 before the modification was $185.

The following table presents the allowance for credit losses under IAS 39 as at October 31, 2017.

	IAS 39
	As at and for the year ended October 31, 2017
($ millions)	Balance at beginning of year	Write-offs	Recoveries	Provision for credit losses	Other, including foreign currency adjustment	Balance at end of year
Individual	$894	$(501)	$55	$304	$(39)	$713
Collective	3,498	(2,658)	571	1,952	(8)	3,355
Total before loans acquired under FDIC guarantee	4,392	(3,159)	626	2,256	(47)	4,068
Loans acquired under FDIC guarantee(1)	234	(14)	54	(7)	(8)	259
	$4,626	$(3,173)	$680	$2,249	$(55)	$4,327
Represented by:
Allowance against impaired loans						$2,622
Allowance against performing loans(2)						1,446
Total before loans acquired under FDIC guarantee						4,068
Loans acquired under FDIC guarantee(1)						259
						$4,327

(1)	This represents the gross amount of allowance for credit losses as the receivable from FDIC is separately recorded in other assets.
(2)	The allowance against performing loans is attributable to business and government loans $625 with the remainder allocated to personal and credit card loans $720 and residential mortgages $101.

Summary of Carrying Value of Exposures by Risk Rating
(f)	Carrying value of exposures by risk rating

Residential mortgages	As at October 31, 2018
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3(2)	Total
Very low	$146,461	$307	$–	$146,768
Low	58,154	378	–	58,532
Medium	11,689	972	–	12,661
High	1,615	3,515	–	5,130
Very high	25	1,779	–	1,804
Loans not graded(1)	23,139	3,526	–	26,665
Default	–	–	1,797	1,797
Total	241,083	10,477	1,797	253,357
Allowance for credit losses	112	206	360	678
Carrying value	$240,971	$10,271	$1,437	$252,679

(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.
(2)	Stage 3 includes purchased or originated credit impaired loans.

Personal loans	As at October 31, 2018
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3(2)	Total
Very low	$30,660	$66	$–	$30,726
Low	26,039	151	–	26,190
Medium	8,315	402	–	8,717
High	6,686	3,647	–	10,333
Very high	58	1,362	–	1,420
Loans not graded(1)	15,452	2,112	–	17,564
Default	–	–	1,069	1,069
Total	87,210	7,740	1,069	96,019
Allowance for credit losses	578	887	644	2,109
Carrying value	$86,632	$6,853	$425	$93,910

(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.
(2)	Stage 3 includes purchased or originated credit impaired loans.

Credit cards	As at October 31, 2018
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3(2)	Total
Very low	$1,418	$5	$–	$1,423
Low	2,436	14	–	2,450
Medium	3,358	71	–	3,429
High	2,929	1,455	–	4,384
Very high	37	697	–	734
Loans not graded(1)	2,905	1,159	–	4,064
Default	–	–	–	–
Total	13,083	3,401	–	16,484
Allowance for credit losses	401	812	–	1,213
Carrying value	$12,682	$2,589	$–	$15,271

(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.
(2)	Stage 3 includes purchased or originated credit impaired loans.

Undrawn loan commitments – Retail	As at October 31, 2018
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3(2)	Total
Very low	$72,321	$–	$–	$72,321
Low	16,531	2	–	16,533
Medium	6,029	79	–	6,108
High	2,631	670	–	3,301
Very high	26	367	–	393
Loans not graded(1)	14,774	3,364	–	18,138
Default	–	–	–	–
Total	112,312	4,482	–	116,794
Allowance for credit losses	–	–	–	–
Carrying value	$112,312	$4,482	$–	$116,794

(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.
(2)	Stage 3 includes purchased or originated credit impaired loans.

Business and government loans	As at October 31, 2018
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3(2)	Total
Investment grade	$87,047	$3,770	$–	$90,817
Non-Investment grade	83,730	9,706	–	93,436
Watch list	130	2,689	–	2,819
Loans not graded(1)	1,050	652	–	1,702
Default	–	–	2,264	2,264
Total	171,957	16,817	2,264	191,038
Allowance for credit losses	132	260	673	1,065
Carrying value	$171,825	$16,557	$1,591	$189,973

(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.
(2)	Stage 3 includes purchased or originated credit impaired loans.

Undrawn loan commitments – Business and government	As at October 31, 2018
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3(2)	Total
Investment grade	$159,880	$1,663	$–	$161,543
Non-Investment grade	56,001	3,445	–	59,446
Watch list	81	977	–	1,058
Loans not graded(1)	2,178	28	–	2,206
Default	–	–	4	4
Total	218,140	6,113	4	224,257
Allowance for credit losses	41	31	2	74
Carrying value	$218,099	$6,082	$2	$224,183

(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.
(2)	Stage 3 includes purchased or originated credit impaired loans.

Schedule of Loans Past Due But Not Impaired
(h)	Loans past due but not impaired(1)

A loan is considered past due when a counterparty has not made a payment by the contractual due date. The following table presents the carrying value of loans that are contractually past due but not classified as impaired because they are either less than 90 days past due or fully secured and collection efforts are reasonably expected to result in repayment, or restoring it to a current status in accordance with the Bank’s policy.

	2018				2017(3)
As at October 31 ($ millions)	31 – 60 days	61 – 90 days	91 days and greater(2)	Total	31 – 60 days	61 – 90 days	91 days and greater	Total
Residential mortgages	$1,290	$521	$–	$1,811	$1,035	$446	$122	$1,603
Personal loans	609	322	–	931	522	284	–	806
Credit cards	231	154	353	738	202	139	75	416
Business and government	167	40	–	207	215	55	187	457
Total	$2,297	$1,037	$353	$3,687	$1,974	$924	$384	$3,282

(1)	Loans past due 30 days or less are not presented in this analysis as they are not administratively considered past due.
(2)

Under IFRS 9, all loans that are 90 days past due are considered impaired with the exception of credit card receivables which are considered impaired when 180 days past due. Prior amounts have not been restated (refer to Notes 3 and 4).

(3)	Excludes loans acquired under the FDIC guarantee related to the acquisition of R-G Premier Bank of Puerto Rico.

Summary of Purchased Credit Impaired Loans

The following table provides details of such assets:

As at October 31 ($ millions)	2018
Unpaid principal balance(1)	$548
Credit related fair value adjustments	(168)
Carrying value	380
Stage 3 allowance	–
Carrying value net of related allowance	$380

(1)	Represents principal amount owed net of write-offs.